INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,127	$ 1,179	$ 1,188
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	919	921
Trademarks | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 206	$ 207